Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill [Abstract]
Summary of goodwill

	2021 US$m	2020 US$m
Net book value
At 1 January	946	922
Adjustment on currency translation	(67)	24
At 31 December	879	946
– cost	16,987	17,341
– accumulated impairment	(16,108)	(16,395)

At 1 January
– cost	17,341	16,926
– accumulated impairment	(16,395)	(16,004)
At 31 December, goodwill has been allocated as follows:

	2021 US$m	2020 US$m
Net book value
Richards Bay Minerals	428	468
Pilbara	362	383
Dampier Salt	89	95
	879	946

Key assumptions calculation of fair value less costs of disposal	The key assumptions to which the calculation of FVLCD for Richards Bay Minerals is most sensitive and the corresponding decrease in FVLCD are set out below:

US$m
5% decrease in the titanium slag price	207
1% increase in the discount rate applied to post-tax cash flows	160
10% strengthening of the South African rand	380